Retirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions to defined benefit pension plans		$ 4,495	$ 11,391	$ (6,381)
Defined Benefit Plan Assets [Member] | Scenario Forecast
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions to defined benefit pension plans	$ 1,000
Defined Benefit Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions to defined benefit pension plans		$ 3,525	$ 9,940
Description of additional payment to defined benefit plan		Additional contributions to the Netherlands defined benefit pension plan would be required if the 12-month rolling average local funding percentage falls below 105% for six months or more.
Defined Benefit Pension Plans [Member] | Top of Range [Member] | Netherlands [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of average local funding requirment for additional payments		105.00%